OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INVESTMENTS
Schedule of other investments

		December 31,
	Category	2020	2019
Debt securities	At amortized cost	8,764	9,381
Deposits	At amortized cost	—	124
Loans and unquoted notes	At amortized cost	328	36
Other	At amortized cost	400	1,656
Other investments (Gross)		9,492	11,197
Allowance for ECL		(4)	(2)
Total other investments		9,488	11,195